Related party transactions (Disclosure of transactions between related parties) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Abstract]
Consulting and management fees	$ 750,766	$ 654,919	$ 657,390
Share-based compensation expense	$ 0	$ 0	$ 1,044,397